IFRS 7 - Disclosure - Credit Risk - Summary of Credit Quality of Retail Portfolios (Detail) - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	$ 861,193	$ 756,150
Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	358,850	335,048
Real estate secured personal lending [member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	267,716	247,888
Other retail [member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	19,077	17,392
Advanced Internal Ratings Based [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	781,843	691,864
Advanced Internal Ratings Based [member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	352,697	329,576
Advanced Internal Ratings Based [member] | Exceptionally Low [Member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	254,621	239,875
Advanced Internal Ratings Based [member] | Very Low [Member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	40,731	34,018
Advanced Internal Ratings Based [member] | Low [Member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	42,353	39,648
Advanced Internal Ratings Based [member] | Medium [Member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	12,122	13,259
Advanced Internal Ratings Based [member] | High [Member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	2,322	2,271
Advanced Internal Ratings Based [member] | Default [member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	548	505
Advanced Internal Ratings Based [member] | Real estate secured personal lending [member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	262,917	243,710
Advanced Internal Ratings Based [member] | Real estate secured personal lending [member] | Exceptionally Low [Member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	201,050
Advanced Internal Ratings Based [member] | Real estate secured personal lending [member] | Very Low [Member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	31,927
Advanced Internal Ratings Based [member] | Real estate secured personal lending [member] | Low [Member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	25,825
Advanced Internal Ratings Based [member] | Real estate secured personal lending [member] | Medium [Member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	3,086
Advanced Internal Ratings Based [member] | Real estate secured personal lending [member] | High [Member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	586
Advanced Internal Ratings Based [member] | Real estate secured personal lending [member] | Default [member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	443
Advanced Internal Ratings Based [member] | Qualifying Revolving Retail [member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	72,057
Advanced Internal Ratings Based [member] | Qualifying Revolving Retail [member] | Exceptionally Low [Member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	49,755
Advanced Internal Ratings Based [member] | Qualifying Revolving Retail [member] | Very Low [Member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	4,469
Advanced Internal Ratings Based [member] | Qualifying Revolving Retail [member] | Low [Member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	10,437
Advanced Internal Ratings Based [member] | Qualifying Revolving Retail [member] | Medium [Member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	6,598
Advanced Internal Ratings Based [member] | Qualifying Revolving Retail [member] | High [Member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	763
Advanced Internal Ratings Based [member] | Qualifying Revolving Retail [member] | Default [member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	35
Advanced Internal Ratings Based [member] | Other retail [member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	17,723	$ 16,098
Advanced Internal Ratings Based [member] | Other retail [member] | Exceptionally Low [Member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	3,816
Advanced Internal Ratings Based [member] | Other retail [member] | Very Low [Member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	4,335
Advanced Internal Ratings Based [member] | Other retail [member] | Low [Member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	6,091
Advanced Internal Ratings Based [member] | Other retail [member] | Medium [Member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	2,438
Advanced Internal Ratings Based [member] | Other retail [member] | High [Member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	973
Advanced Internal Ratings Based [member] | Other retail [member] | Default [member] | Retail portfolios [member]
Disclosure of credit risk exposure [line items]
Exposure to Credit Risk	$ 70